Segmental analysis (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segmental analysis
Service revenue	€ 15,109	€ 14,861
Equipment revenue	2,097	2,108
Revenue from contracts with customers	17,206	16,969
Other revenue	1,007	974
Interest revenue	63	40
Total segment revenue	18,276	17,983	[1]
Adjusted EBITDAaL	5,411	5,427
Common Functions
Segmental analysis
Service revenue	322	282
Equipment revenue	21	24
Revenue from contracts with customers	343	306
Other revenue	562	624
Interest revenue	1	(1)
Total segment revenue	906	929
Adjusted EBITDAaL	22	(1)
Eliminations
Segmental analysis
Service revenue	(68)	(83)
Revenue from contracts with customers	(68)	(83)
Other revenue	(32)	(42)
Total segment revenue	(100)	(125)
Germany | Operating segments
Segmental analysis
Service revenue	5,500	5,722
Equipment revenue	443	503
Revenue from contracts with customers	5,943	6,225
Other revenue	171	173
Interest revenue	8	7
Total segment revenue	6,122	6,405
Adjusted EBITDAaL	2,290	2,527
UK | Operating segments
Segmental analysis
Service revenue	2,891	2,822
Equipment revenue	517	526
Revenue from contracts with customers	3,408	3,348
Other revenue	14	17
Interest revenue	26	12
Total segment revenue	3,448	3,377
Adjusted EBITDAaL	707	640
Other Europe | Operating segments
Segmental analysis
Service revenue	2,410	2,366
Equipment revenue	322	285
Revenue from contracts with customers	2,732	2,651
Other revenue	61	21
Interest revenue	11	7
Total segment revenue	2,804	2,679
Adjusted EBITDAaL	784	766
Turkey | Operating segments
Segmental analysis
Service revenue	1,103	828
Equipment revenue	285	297
Revenue from contracts with customers	1,388	1,125
Other revenue	3	3
Total segment revenue	1,391	1,128
Adjusted EBITDAaL	394	254
Africa | Operating segments
Segmental analysis
Service revenue	2,951	2,924
Equipment revenue	509	473
Revenue from contracts with customers	3,460	3,397
Other revenue	228	178
Interest revenue	17	15
Total segment revenue	3,705	3,590
Adjusted EBITDAaL	€ 1,214	€ 1,241

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.